Share based compensation (Details) - Stock Options [Member]	9 Months Ended
	Sep. 30, 2024 $ / shares shares	Sep. 30, 2023 $ / shares shares
Statement [Line Items]
Option outstanding, Opening Balance | shares	37,856	6,439
Granted	54,308	38,277
Cancelled	(47,358)	(1,900)
Exercised	(1,446)	(323)
Expired	(904)	(3,516)
Option outstanding, Closing Balance | shares	42,456	38,977
Exercisable	34,123	37,546
Weighted average exercise price, opening balance	$ 101.59	$ 241.15
Weighted average exercise price, Granted	26.24	98.80
Weighted average exercise price, Cancelled	95.84	135.85
Weighted average exercise price, Exercised	97.50	84.50
Weighted average exercise price, Expired	352.83	303.55
Weighted average exercise price, Closing balance	6.97	102.70
Weighted average exercise price, Exercisable	$ 7.30	$ 100.10